Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Interest and Finance Costs
Schedule of unaudited interim condensed consolidated statements of comprehensive income

	Six months ended
	June 30,
	2025	2024
Interest expense (Note 5)	$10,366	$17,590
Amortization of deferred financing fees	267	734
Series B Preferred Units Interest (Note 8)	529	—
Other	—	77
Total	$11,162	$18,401